Other (Income)/Deductions - Net - Additional Information about Intangible Assets (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total intangible assets, fair value disclosure	[1]	$ 276
Intangible asset impairments		323		$ 396	$ 803
Developed Technology Rights [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Finite-lived intangible assets, fair value disclosure	[1],[2]	85
Impairment of intangible assets, finite-lived		120	[2]	159	394
In Process Research and Development [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Indefinite-lived intangible assets, fair value disclosure	[1],[2]	46
Impairment of intangible assets, indefinite-lived		71	[2]		227
Trade Names [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Indefinite-lived intangible assets, fair value disclosure	[1],[2]	145
Impairment of intangible assets, indefinite-lived		132	[2]	47
Fair value inputs Level 1 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total intangible assets, fair value disclosure	[1]	0
Fair value inputs Level 1 [Member] | Developed Technology Rights [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Finite-lived intangible assets, fair value disclosure	[1],[2]	0
Fair value inputs Level 1 [Member] | In Process Research and Development [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Indefinite-lived intangible assets, fair value disclosure	[1],[2]	0
Fair value inputs Level 1 [Member] | Trade Names [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Indefinite-lived intangible assets, fair value disclosure	[1],[2]	0
Fair value inputs Level 2 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total intangible assets, fair value disclosure	[1]	0
Fair value inputs Level 2 [Member] | Developed Technology Rights [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Finite-lived intangible assets, fair value disclosure	[1],[2]	0
Fair value inputs Level 2 [Member] | In Process Research and Development [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Indefinite-lived intangible assets, fair value disclosure	[1],[2]	0
Fair value inputs Level 2 [Member] | Trade Names [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Indefinite-lived intangible assets, fair value disclosure	[1],[2]	0
Fair value inputs Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total intangible assets, fair value disclosure	[1]	276
Fair value inputs Level 3 [Member] | Developed Technology Rights [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Finite-lived intangible assets, fair value disclosure	[1],[2]	85
Fair value inputs Level 3 [Member] | In Process Research and Development [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Indefinite-lived intangible assets, fair value disclosure	[1],[2]	46
Fair value inputs Level 3 [Member] | Trade Names [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Indefinite-lived intangible assets, fair value disclosure	[1],[2]	145
Global Established Pharmaceutical [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Intangible asset impairments		$ 294		$ 166	$ 201

[1]	The fair value amount is presented as of the date of impairment, as these assets are not measured at fair value on a recurring basis. See also Note 1E.
[2]	Reflects intangible assets written down to fair value in 2015. Fair value was determined using the income approach, specifically the multi-period excess earnings method, also known as the discounted cash flow method. We started with a forecast of all the expected net cash flows associated with the asset and then applied an asset-specific discount rate to arrive at a net present value amount. Some of the more significant estimates and assumptions inherent in this approach include: the amount and timing of the projected net cash flows, which includes the expected impact of competitive, legal and/or regulatory forces on the product and the impact of technological risk associated with IPR&D assets; the discount rate, which seeks to reflect the various risks inherent in the projected cash flows; and the tax rate, which seeks to incorporate the geographic diversity of the projected cash flows.